Stock Options Outstanding (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	$ 18
Range of Exercise Prices, Upper Range	$ 51
Options outstanding	82,359,866
Options outstanding, Weighted-average remaining contractual life (in years)	5 years 4 months 24 days
Options outstanding, Weighted-average exercise price	$ 31.39
Options exercisable	57,710,802	[1]	60,158,853	62,801,038
Options exercisable, Weighted-average exercise price	$ 33.95	[1]	$ 35.21	$ 37.93
Range 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	$ 18
Range of Exercise Prices, Upper Range	$ 31
Options outstanding	48,654,831
Options outstanding, Weighted-average remaining contractual life (in years)	6 years 7 months 6 days
Options outstanding, Weighted-average exercise price	$ 25.40
Options exercisable	24,046,935	[1]
Options exercisable, Weighted-average exercise price	$ 25.40	[1]
Range 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	$ 31
Range of Exercise Prices, Upper Range	$ 41
Options outstanding	19,829,909
Options outstanding, Weighted-average remaining contractual life (in years)	3 years
Options outstanding, Weighted-average exercise price	$ 37.02
Options exercisable	19,788,861	[1]
Options exercisable, Weighted-average exercise price	$ 37.03	[1]
Range 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	$ 41
Range of Exercise Prices, Upper Range	$ 51
Options outstanding	13,875,126
Options outstanding, Weighted-average remaining contractual life (in years)	4 years 7 months 6 days
Options outstanding, Weighted-average exercise price	$ 44.36
Options exercisable	13,875,006	[1]
Options exercisable, Weighted-average exercise price	$ 44.36	[1]

[1]	At Dec. 31, 2011 and 2010, 60,158,853 and 62,801,038 options were exercisable at an average price per common share of $35.21 and $37.93, respectively.